Contingent liabilities and financial commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) £ in Millions, $ in Millions					12 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 GBP (£)	Jan. 18, 2017 USD ($)	Jan. 18, 2017 GBP (£)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses							$ 2,037.0	$ 2,160.0	$ 2,516.0
Settlement cash payments							$ 2,140.0	$ 2,535.0	$ 2,874.0
Minnesota tobacco settlement agreement | MINNESOTA
Disclosure Of Commitments And Contingencies [Line Items]
Base net operating profit, NOP adjustments	$ 3,115.1	£ 2,316.0
Imperial Tobacco Group PLC | Florida State settlement agreement wrt 4 brands
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement			$ 45.0	£ 33.5
N P M adjustment settlement agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses			$ 30.0	£ 22.3
Bottom of range | 2026 | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses						$ 2,000.0
Projected settlement cash payments						$ 2,000.0
Bottom of range | 2027 and thereafter | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses					$ 2,000.0
Projected settlement cash payments					$ 2,000.0